Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock and Additional Paid-in Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	Non- controlling Interest
Balance at the beginning of the period at Dec. 31, 2018	$ 9,848		$ 5,652	$ 40,684		$ (29,626)	$ (6,914)	$ (853)	$ 52
Balance at the beginning of the period (Impact of adoption of ASU No. 2018-02) at Dec. 31, 2018		$ 0			$ 853			(853)
Balance at the beginning of the period (Impact of adoption of ASU No. 2016-02) at Dec. 31, 2018		$ 14			$ 14			$ (14)
Increase (decrease) in equity
Net income	4,529			4,517					12
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	211						212		(1)
Defined benefit pension and postretirement plans adjustment	(507)						(507)
Cash flow hedging instruments - unrealized gain (loss)	(72)						(72)
Total other comprehensive income (loss), net of tax	(368)						(367)
Dividends declared	(3,316)			(3,316)
Stock-based compensation	264		264
Reacquired stock	(1,381)					(1,381)
Issuances pursuant to stock options and benefit plans	536			(622)		1,158
Balance at the end of the period at Dec. 31, 2019	10,126		5,916	42,130		(29,849)	(8,134)		63
Increase (decrease) in equity
Net income	5,453			5,449					4
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	447						449		(2)
Defined benefit pension and postretirement plans adjustment	106						106
Cash flow hedging instruments - unrealized gain (loss)	(142)						(142)
Total other comprehensive income (loss), net of tax	411						413
Dividends declared	(3,388)			(3,388)
Purchase of non-controlling interest	(1)								(1)
Stock-based compensation	255		255
Reacquired stock	(358)					(358)
Issuances pursuant to stock options and benefit plans	433			(370)		803
Balance at the end of the period at Dec. 31, 2020	12,931		6,171	43,821		(29,404)	(7,721)		64
Increase (decrease) in equity
Net income	5,929			5,921					8
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(494)						(493)		(1)
Defined benefit pension and postretirement plans adjustment	1,345						1,345
Cash flow hedging instruments - unrealized gain (loss)	119						119
Total other comprehensive income (loss), net of tax	970						971
Dividends declared	(3,420)			(3,420)
Stock-based compensation	267		267
Reacquired stock	(2,199)					(2,199)
Issuances pursuant to stock options and benefit plans	639			(501)		1,140
Balance at the end of the period at Dec. 31, 2021	$ 15,117		$ 6,438	$ 45,821		$ (30,463)	$ (6,750)		$ 71